Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization and Basis of Presentation
Note 1 – Organization and Basis of Presentation
Nature of Business
Bridger Aerospace Group Holdings, Inc. and its subsidiaries (“Bridger”, “the Company,” “we,” “us” or “our”) provide aerial wildfire management, relief and suppression and delivery of firefighting services using next generation technology and sustainable and environmentally safe firefighting methods.
As of June 30, 2023, the Company owns 17 aircraft, including 4 Twin Commander surveillance platforms, 4 Quest Kodiaks, 6 Viking CL415EAFs, 2 Aurora eVOTL Skirons, and 1 Pilatus
PC-12.
Basis of Presentation
The unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”). The unaudited condensed consolidated financial statements include the financial statements of the Company, all entities that are wholly-owned by the Company and all entities in which the Company has a controlling financial interest.
Reverse Recapitalization
On January 24, 2023, (the “Closing Date”), Jack Creek Investment Corp (“JCIC”) completed the reverse recapitalization (the “Closing” and the “Reverse Recapitalization”) with the Company’s predecessor, Bridger Aerospace Group Holdings, LLC and its subsidiaries (collectively, “Legacy Bridger”), which operated the majority of the historical business and was identified as the acquirer and predecessor upon the consummation of the transactions contemplated by the agreement and plan of merger (the “Transaction Agreements”) entered into on August 3, 2022. On the Closing Date, pursuant to the Transaction Agreements, JCIC and Legacy Bridger became wholly owned subsidiaries of a new public entity that was renamed Bridger Aerospace Group Holdings, Inc, and JCIC shareholders and Legacy Bridger equity holders converted their equity ownership in JCIC and Legacy Bridger, respectively, into equity ownership in Bridger.
Upon the consummation of the Reverse Recapitalization, Bridger issued Common Stock to the Legacy Bridger equity holders and Series A Preferred Stock (as defined below) as summarized below:

•
the surrender and exchange of all 606,061 Legacy Bridger incentive units (“Incentive Units”) into 583,308 shares of Bridger’s common stock, par value $0.0001, (“Common Stock”) at a deemed value of $10.00 per share as adjusted by the per share Common Stock consideration of approximately 0.96246 (the “Exchange Ratio”), rounded down to the nearest share for each holder;

•
the direct or indirect surrender and exchange of the remaining 40,000,000 issued and outstanding shares of Legacy Bridger common shares (excluding Incentive Units) into 38,498,436 shares of Common Stock at a deemed value of $10.00 per share as adjusted by the Exchange Ratio, rounded down to the nearest share for each holder; and

•
the surrender and exchange of all 315,789.473684 issued and outstanding Series C preferred shares of Legacy Bridger (the “Legacy Bridger Series C Preferred Shares”), which were surrendered and exchanged on a one-to-one

basis in connection with the Reverse Recapitalization into 315,789.473684 shares of preferred stock of Bridger that have the rights, powers, designations, preferences, and qualifications, limitations and restrictions set forth in Section 4.5 of the Amended and Restated Certificate of Incorporation (the “Series A Preferred Stock”). The Series A Preferred Stock are convertible at the election of the holders into shares of Common Stock, without the payment of additional consideration by the holders into such number of shares of Common Stock as determined by dividing the original issue price, plus accrued interest by a conversion price equal to $11 at the time of conversion.

Other related events occurred in connection with the Reverse Recapitalization, are summarized below:

•
the filing and effectiveness of the Amended and Restated Certificate of Incorporation of Bridger and the effectiveness of the Amended and Restated Bylaws of Bridger, each of which occurred immediately prior to the Closing;

•
the adoption and assumption of the 2023 Omnibus Incentive Plan and any grants or awards issued thereunder and adoption of the 2023 Employee Stock Purchase Plan upon the Closing to grant equity awards to Bridger employees; and

•
during the period from the Closing until five years following the Closing, JCIC subjected 20% of JCIC’s issued and outstanding common stock (“Sponsor Earnout Shares”), comprised of two separate tranches of 50% of the Sponsor Earnout Shares per tranche, to potential forfeiture to Bridger for no consideration until the occurrence (or deemed occurrence) of certain triggering events.

Immediately after giving effect to the Transaction Agreements, the following were outstanding:

•	43,769,290 shares of Common Stock;

•	315,789.473684 shares of Bridger Series A Preferred Stock;

•	9,400,000 private placement warrants (“Private Placement Warrants”) to purchase shares of Common Stock at an exercise price of $11.50 per share;

•	17,250,000 public warrants (“Public Warrants”) to purchase shares of Common Stock at an exercise price of $11.50 per share; and

•	6,581,497 restricted stock units issued to the executives and senior management of the Company.
In connection with the Reverse Recapitalization, the Company paid transaction costs of $10,302 thousand as of the Closing.
The transactions contemplated by the Transaction Agreements were accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, JCIC was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Bridger represent a continuation of the financial statements of Legacy Bridger with the Reverse Recapitalization treated as the equivalent of Legacy Bridger issuing stock for the net assets of JCIC, accompanied by a recapitalization. The net assets of JCIC will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Reverse Recapitalization will be those of Legacy Bridger in future reports of Bridger.
Legacy Bridger has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

•	Legacy Bridger equity holders have a relative majority of the voting power of Bridger;

•	Bridger’s board of directors (the “Board”) has nine (9) members, and representatives or designees of the Legacy Bridger equity holders comprise the majority of the members of the Board;

•	Legacy Bridger’s senior management comprise the senior management roles and are responsible for the day-to-day operations of Bridger;

•	Bridger assumed Legacy Bridger’s name of business;

•	The strategy and operations of Bridger continue Legacy Bridger’s former strategy and operations; and

•	The Reverse Recapitalization created an operating public company, with management continuing to use Legacy Bridger operations to grow the business.
The Sponsor Earnout Shares are determined to be equity classified instruments of Bridger and the Public Warrants and Private Placement Warrants are determined to remain liability classified instruments upon the Closing.
In accordance with guidance applicable to these circumstances, the equity structure has been recast in all comparative periods up to the Closing to reflect the number of shares of Common Stock issued to Legacy Bridger’s stockholders in connection with the Reverse Recapitalization. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Bridger’s common stock prior to the Reverse Recapitalization have been retroactively recasted as shares of Common Stock using the Exchange Ratio.
On January 25, 2023, shares of the Company’s Common Stock began trading on the Nasdaq Global Market under the ticker symbol “BAER.”
Liquidity
The Company had $845 thousand and $30,162 thousand of cash and cash equivalents as of June 30, 2023 and December 31, 2022, respectively. The Company had $12,573 thousand and $54,980 thousand of investments in debt securities classified as available-for-sale

with short-term maturities of less than one year and carried at fair value as of June 30, 2023 and December 31, 2022, respectively.
The Company has entered into various term loan agreements and other long-term debt to fund the purchase of aircraft, finance the construction of aircraft hangars and to supplement its cash balance. As of June 30, 2023, the Company has $2,460 thousand of current portion of long-term debt, net of debt issuance costs. As of June 30, 2023, future contractual payments related to the construction of the third hangar are $759 thousand for the next twelve months.
The Company believes it will be sufficiently funded for its short-term liquidity needs and the execution of its business plan for at least 12 months following the date at which the unaudited condensed consolidated financial statements were filed. As of July 31, 2023, the Company has cash and cash equivalents of $2,562 thousand, restricted cash of $12,281 thousand and investments in debt securities classified as available-for-sale of $
10,189 thousand.

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Organization and Basis of Presentation
Note 1 – Organization and Basis of Presentation
Nature of Business
Bridger Aerospace Group Holdings, LLC and its subsidiaries (“Bridger”, “the Company,” “we,” “us” or “our”) provides aerial wildfire management, relief and suppression and delivering firefighting services using next generation technology and sustainable and environmentally safe firefighting methods.
The Company was formed on November 20, 2018 and registered in the State of Delaware. The legal name of the Company was officially changed from ElementCompany Operations, LLC to Bridger Aerospace Group Holdings, LLC through an amendment with the State of Delaware, effective January 1, 2020.
As of December 31, 2022, the Company owns 17 aircraft, including 5 Twin Commander surveillance platforms, 4 Quest Kodiaks, 5 Viking CL415EAFs, 2 Aurora eVTOL Skiron and 1 Pilatus
PC-12.
Basis of Presentation
The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”). The consolidated financial statements include the financial statements of the Company, all entities that are wholly-owned by the Company and all entities in which the Company has a controlling financial interest.
Business Combination
On January 24, 2023, (the “Closing Date”), Jack Creek Investment Corp (“JCIC”) completed the business combination (the “Business Combination” or the “Closing”) with the Company contemplated by the agreement and plan of merger (the “Transaction Agreements”) entered into on August 3, 2022. On the Closing Date, pursuant to the Transaction Agreements, JCIC and the Company became a wholly owned subsidiary of a new public entity that was renamed Bridger Aerospace Group Holdings, Inc. (“New Bridger”).
Liquidity
The Company had $30,162 thousand and $13,689 thousand of cash and cash equivalents as of December 31, 2022 and 2021, respectively. As of December 31, 2022, the Company had $54,980 thousand of investments in debt securities classified as available-for-sale
with short-term maturities of less than one year and carried at fair value.
The Company has entered into various term loan agreements and other long-term debt to fund the purchase of aircraft, finance the construction of aircraft hangars and to supplement its cash balance. As of December 31, 2022 the Company has $2,446 thousand of current portion of long-term debt, net of debt issuance costs. As of December 31, 2022, future contractual payments related to the purchase of aircraft and the construction of the third hangar are $9,098 thousand and $3,756 thousand, respectively, for the next twelve months.
The Company believes it will be sufficiently funded for its short-term liquidity needs and the execution of its business plan for at least 12 months following the date at which the consolidated financial statements were available to be issued. As of February 28, 2023, the Company has cash and cash equivalents of $16,819 thousand (unaudited), restricted cash of $12,365 thousand (unaudited) and investments in debt securities classified as available-for-sale
of $32,199 thousand (unaudited).